TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Trade payables	$ 7,776	$ 7,994
Accrued expenses	19,682	13,401
Others	1,588	1,372
Less: included in liabilities of a disposal group held for sale (Note 40)	(498)	0
Trade and other payables	28,548	22,767
Non-current trade and other payables	(221)	(403)
Current trade and other payables	$ 28,327	$ 22,364